NOTE 2 - ADJUSTMENTS	9 Months Ended
May 31, 2019
Notes to Financial Statements
NOTE 2 - ADJUSTMENTS

NOTE 2 – ADJUSTMENTS

(a)	Cannis, Inc. issued 1,482,492,800 shares of its common stock and 8,500,000 shares of Class A Preferred Stock, which has 100 for 1 voting rights per share, in exchange for all of Mr. Ching Eu Boon outstanding shares in the Company.

(b)	To eliminate CannisApp's historical shares capital and intercompany amounts, assuming the CannisApp's original stockholders will exchange their shares in CannisApp for the Cannis's shares.